Tradr 2X Long U Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,358,601
TOTAL NET ASSETS — 100.0%	$1,358,601

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Unity Software, Inc.	Receive	5.90% (OBFR01* + 225bps)	At Maturity	10/20/2026	$2,270,811	$-	$81,401
TOTAL EQUITY SWAP CONTRACTS								$81,401

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.